Sanford C. Bernstein Fund II, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 35.8%
United States – 35.8%
U.S. Treasury Bonds 1.75%, 08/15/2041	U.S.$	1,998	$1,377,752
1.875%, 02/15/2051		1,883	1,207,447
2.00%, 11/15/2041		4,278	3,078,011
2.00%, 08/15/2051		9,349	6,176,447
2.25%, 08/15/2046		2,377	1,695,770
2.25%, 08/15/2049		15,570	11,040,103
2.25%, 02/15/2052		1,672	1,174,108
2.375%, 02/15/2042		1,736	1,334,550
2.375%, 11/15/2049		4,905	3,580,650
2.50%, 02/15/2046		932	701,913
2.50%, 05/15/2046		5,327	4,004,481
2.75%, 08/15/2042		190	153,841
2.875%, 05/15/2043		165	135,558
2.875%, 08/15/2045		51	41,666
2.875%, 11/15/2046		387	312,261
2.875%, 05/15/2052		2,950	2,385,271
3.00%, 05/15/2042		843	713,125
3.00%, 11/15/2044		200	165,938
3.00%, 05/15/2045		129	106,535
3.00%, 11/15/2045		363	300,744
3.00%, 05/15/2047(a)		1,447	1,192,645
3.00%, 02/15/2048		5,490	4,532,681
3.125%, 02/15/2043		280	240,275
3.125%, 08/15/2044		50	42,477
3.25%, 05/15/2042		7,885	6,958,512
3.375%, 08/15/2042		6,591	5,930,200
3.375%, 05/15/2044		646	572,365
3.50%, 02/15/2039		8,105	7,656,692
3.625%, 08/15/2043		1,943	1,798,252
3.625%, 02/15/2044		38	35,097
3.75%, 11/15/2043		295	278,038
4.00%, 11/15/2042		2,436	2,401,645
4.00%, 11/15/2052		4,367	4,414,183
4.375%, 02/15/2038		899	946,584
4.375%, 11/15/2039		10,740	11,258,541
4.50%, 02/15/2036		1,074	1,149,637
4.75%, 02/15/2037		1,525	1,672,258
5.375%, 02/15/2031		3,646	4,006,502
U.S. Treasury Notes 1.50%, 02/15/2030(b)		10,851	9,267,432
1.625%, 04/30/2023		5,514	5,462,306
1.625%, 05/15/2026(b)		43,357	39,949,042
1.75%, 11/15/2029		1,386	1,211,234
2.625%, 02/15/2029		8,921	8,265,864
2.75%, 11/15/2023		160	157,250
2.75%, 07/31/2027		8,724	8,264,248
3.00%, 07/31/2024		10,991	10,719,367
3.875%, 11/30/2027		34,871	34,729,337
3.875%, 12/31/2027		2,692	2,680,765
4.125%, 09/30/2027		4,748	4,771,639
4.125%, 10/31/2027		3,016	3,031,281
4.125%, 11/15/2032		1,644	1,683,609
4.375%, 10/31/2024		14,510	14,473,226
4.50%, 11/30/2024		2,776	2,777,935

Total Governments - Treasuries (cost $273,825,421)			242,217,290

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 22.2%
Industrial – 12.0%
Basic – 0.8%
Anglo American Capital PLC 3.875%, 03/16/2029(c)	U.S.$	403	$362,448
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		500	422,500
Celanese US Holdings LLC 5.90%, 07/05/2024		1,494	1,493,208
Freeport Indonesia PT 4.763%, 04/14/2027(c)		324	310,671
LYB International Finance BV 4.00%, 07/15/2023		187	185,596
LyondellBasell Industries NV 5.75%, 04/15/2024		568	569,176
Suzano Austria GmbH 3.75%, 01/15/2031		343	286,362
WRKCo., Inc. 4.00%, 03/15/2028		1,732	1,615,592

			5,245,553

Capital Goods – 0.6%
CNH Industrial Capital LLC 3.95%, 05/23/2025		1,191	1,154,520
Flowserve Corp. 2.80%, 01/15/2032		1,227	916,876
Parker-Hannifin Corp. 3.25%, 06/14/2029		743	664,190
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		270	253,975
4.40%, 03/15/2024		1,145	1,126,268

			4,115,829

Communications - Media – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		467	356,354
Discovery Communications LLC 5.20%, 09/20/2047		509	380,289
Fox Corp. 4.709%, 01/25/2029		700	677,565
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		519	496,802
Prosus NV 3.257%, 01/19/2027(c)		489	438,878
3.68%, 01/21/2030(c)		639	529,691
4.027%, 08/03/2050(c)		485	307,611
Tencent Holdings Ltd. 3.24%, 06/03/2050(c)		1,022	641,816
Time Warner Cable LLC 4.50%, 09/15/2042		505	371,180

	Principal Amount (000)		U.S. $ Value

Warnermedia Holdings, Inc. 4.279%, 03/15/2032(c)	U.S.$	1,826	$1,505,574
Weibo Corp. 3.375%, 07/08/2030		3,313	2,524,713

			8,230,473

Consumer Cyclical - Automotive – 0.3%
General Motors Co. 6.125%, 10/01/2025		278	283,410
General Motors Financial Co., Inc. 4.30%, 04/06/2029		171	153,500
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		1,664	1,487,017

			1,923,927

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		2,303	1,950,204
MDC Holdings, Inc. 6.00%, 01/15/2043		968	792,085

			2,742,289

Consumer Cyclical - Retailers – 0.4%
Lowe’s Cos., Inc. 5.80%, 09/15/2062		1,126	1,085,745
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	1,894,181

			2,979,926

Consumer Non-Cyclical – 1.4%
Altria Group, Inc. 3.40%, 05/06/2030		1,745	1,489,602
BAT Capital Corp. 2.259%, 03/25/2028		2,706	2,252,177
4.906%, 04/02/2030		917	840,449
7.75%, 10/19/2032		158	170,013
Cargill, Inc. 5.125%, 10/11/2032(c)		835	837,296
Cigna Corp. 4.375%, 10/15/2028		740	713,819
CVS Health Corp. 4.30%, 03/25/2028		87	84,151
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,069,433
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		460	456,283
Zoetis, Inc. 5.40%, 11/14/2025		1,182	1,205,711

			9,118,934

	Principal Amount (000)		U.S. $ Value

Energy – 2.9%
BP Capital Markets America, Inc. 2.939%, 06/04/2051	U.S.$	2,985	$1,970,787
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		1,353	1,004,616
5.75%, 01/15/2031(c)		1,006	937,351
Diamondback Energy, Inc. 6.25%, 03/15/2033		745	756,622
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,337	1,495,622
Energy Transfer LP 3.60%, 02/01/2023		100	99,781
Marathon Oil Corp. 6.80%, 03/15/2032		1,800	1,853,190
Marathon Petroleum Corp. 6.50%, 03/01/2041		415	428,189
MPLX LP 5.20%, 03/01/2047		2,687	2,284,192
Oleoducto Central SA 4.00%, 07/14/2027(c)		491	431,098
ONEOK Partners LP 6.125%, 02/01/2041		73	69,286
ONEOK, Inc. 4.00%, 07/13/2027		1,720	1,620,120
4.35%, 03/15/2029		1,012	938,428
6.35%, 01/15/2031		263	268,015
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		1,059	920,366
4.50%, 12/15/2026		683	656,670
Suncor Energy, Inc. 6.80%, 05/15/2038		1,377	1,445,285
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		415	294,339
Var Energi ASA 7.50%, 01/15/2028(c)		1,132	1,151,753
8.00%, 11/15/2032(c)		1,108	1,142,237

			19,767,947

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)		915	906,879

Services – 0.5%
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	789	852,220
Expedia Group, Inc. 6.25%, 05/01/2025(c)	U.S.$	49	49,354
Global Payments, Inc. 2.90%, 11/15/2031		275	217,335
3.20%, 08/15/2029		845	721,300
5.40%, 08/15/2032		944	899,991
S&P Global, Inc. 4.25%, 05/01/2029(c)		411	392,230
4.75%, 08/01/2028(c)		83	82,046

			3,214,476

	Principal Amount (000)		U.S. $ Value

Technology – 3.2%
Apple, Inc. 4.10%, 08/08/2062	U.S.$	1,148	$969,211
Broadcom, Inc. 4.00%, 04/15/2029(c)		169	153,793
4.15%, 11/15/2030		371	332,372
4.15%, 04/15/2032(c)		601	528,285
4.926%, 05/15/2037(c)		1,079	943,078
Entegris Escrow Corp. 4.75%, 04/15/2029(c)		1,270	1,161,593
Fiserv, Inc. 3.50%, 07/01/2029		2,539	2,287,969
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,241	1,300,411
HP, Inc. 5.50%, 01/15/2033	U.S.$	1,907	1,793,781
Infor, Inc. 1.75%, 07/15/2025(c)		649	585,515
Intel Corp. 5.05%, 08/05/2062		1,536	1,355,351
International Business Machines Corp. 4.90%, 07/27/2052		1,499	1,370,641
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		2,545	2,104,231
Micron Technology, Inc. 6.75%, 11/01/2029		1,924	1,957,689
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		1,300	1,302,184
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		875	755,090
Oracle Corp. 5.375%, 07/15/2040		270	247,895
SK Hynix, Inc. 2.375%, 01/19/2031(c)		532	390,122
TSMC Arizona Corp. 3.875%, 04/22/2027		685	654,732
Western Digital Corp. 2.85%, 02/01/2029		161	124,517
3.10%, 02/01/2032		1,284	923,299

			21,241,759

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		819	798,107

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		242	214,607
5.875%, 07/05/2034(c)		393	380,356

			594,963

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(c)		380	254,837

			81,135,899

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 9.8%
Banking – 7.0%
AIB Group PLC 7.583%, 10/14/2026(c)	U.S.$	2,855	$2,905,305
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(c)		1,447	1,317,494
Banco Santander SA 3.80%, 02/23/2028		200	181,504
4.175%, 03/24/2028		800	741,432
Bank of America Corp. 4.376%, 04/27/2028		1,652	1,579,461
Bank of Ireland Group PLC 6.253%, 09/16/2026(c)		571	568,522
Barclays PLC 7.385%, 11/02/2028		1,678	1,745,355
BNP Paribas SA 2.591%, 01/20/2028(c)		751	660,805
4.625%, 02/25/2031(c) (d)		1,307	1,011,997
7.75%, 08/16/2029(c) (d)		385	379,610
Citigroup, Inc. 5.95%, 01/30/2023(d)		313	310,753
Series W 4.00%, 12/10/2025(d)		788	687,349
Series Y 4.15%, 11/15/2026(d)		139	114,415
Credit Suisse Group AG 3.091%, 05/14/2032(c)		1,865	1,294,981
4.194%, 04/01/2031(c)		799	623,260
6.373%, 07/15/2026(c)		1,346	1,263,759
7.50%, 12/11/2023(c) (d)		553	483,444
Danske Bank A/S 3.875%, 09/12/2023(c)		1,744	1,720,526
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		958	845,061
3.961%, 11/26/2025		385	368,118
6.119%, 07/14/2026		914	909,293
Discover Bank 4.682%, 08/09/2028		386	371,517
Federation des Caisses Desjardins du Quebec 4.55%, 08/23/2027(c)		1,523	1,461,410
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(d)		764	635,663
HSBC Holdings PLC 4.60%, 12/17/2030(d)		1,410	1,106,483
4.762%, 03/29/2033		715	618,704
5.402%, 08/11/2033		581	539,708
6.375%, 03/30/2025(d)		1,407	1,365,648
Intesa Sanpaolo SpA 5.017%, 06/26/2024(c)		757	730,944
7.00%, 11/21/2025(c)		320	326,838

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase & Co. 4.851%, 07/25/2028	U.S.$	1,570	$1,532,760
5.546%, 12/15/2025		2,074	2,074,124
Lloyds Banking Group PLC 4.05%, 08/16/2023		250	248,278
7.953%, 11/15/2033		887	940,043
Mizuho Financial Group, Inc. 5.414%, 09/13/2028		1,480	1,478,786
Morgan Stanley 0.406%, 10/29/2027	EUR	796	735,113
3.772%, 01/24/2029	U.S.$	1,502	1,374,690
4.21%, 04/20/2028		1,110	1,054,322
6.296%, 10/18/2028		717	739,084
Nationwide Building Society 2.972%, 02/16/2028(c)		1,238	1,090,121
NatWest Group PLC 7.472%, 11/10/2026		688	716,401
Santander UK Group Holdings PLC 3.373%, 01/05/2024		1,150	1,150,000
Societe Generale SA 2.797%, 01/19/2028(c)		2,339	2,043,187
Standard Chartered PLC 3.971%, 03/30/2026(c)		885	841,458
5.925% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	308,304
7.75%, 04/02/2023(c) (d)		200	199,218
7.776%, 11/16/2025(c)		895	923,210
Swedbank AB Series NC5 5.625%, 09/17/2024(c) (d)		600	574,620
UBS Group AG 7.00%, 02/19/2025(c) (d)		200	197,740
UniCredit SpA 2.569%, 09/22/2026(c)		459	406,265
US Bancorp Series J 5.30%, 04/15/2027(d)		723	630,109
Wells Fargo & Co. 3.584%, 05/22/2028		559	517,802
Series BB 3.90%, 03/15/2026(d)		635	556,673

			47,201,667

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(d)		1,949	1,690,075

Finance – 1.4%
Air Lease Corp. 2.875%, 01/15/2026		175	162,038
3.625%, 04/01/2027		76	69,307
Aircastle Ltd. 2.85%, 01/26/2028(c)		2,065	1,689,748
4.125%, 05/01/2024		359	346,995

	Principal Amount (000)		U.S. $ Value

4.25%, 06/15/2026	U.S.$	128	$120,509
5.25%, 08/11/2025(c)		906	872,306
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		1,131	985,282
1.95%, 09/20/2026(c)		390	329,585
3.50%, 11/01/2027(c)		318	278,260
4.125%, 08/01/2025(c)		10	9,293
4.375%, 01/30/2024(c)		312	304,481
4.875%, 10/01/2025(c)		350	329,721
5.50%, 12/15/2024(c)		879	862,352
CDBL Funding 1 3.50%, 10/24/2027(c)		1,460	1,335,929
Synchrony Financial 2.875%, 10/28/2031		1,255	935,276
3.95%, 12/01/2027		200	178,534
4.50%, 07/23/2025		193	185,483
4.875%, 06/13/2025		188	183,405

			9,178,504

Insurance – 0.7%
Elevance Health, Inc. 3.30%, 01/15/2023		33	32,983
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)		868	714,355
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(c)		11	7,298
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		970	1,050,054
MetLife, Inc. 10.75%, 08/01/2039		25	33,403
Prudential Financial, Inc. 5.20%, 03/15/2044		462	444,287
5.375%, 05/15/2045		139	134,553
5.625%, 06/15/2043		289	284,665
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		1,400	1,294,356
Voya Financial, Inc. 5.65%, 05/15/2053		742	728,844

			4,724,798

REITs – 0.5%
American Tower Corp. 3.65%, 03/15/2027		845	790,346
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,181	945,036
Vornado Realty LP 3.40%, 06/01/2031		2,003	1,486,226

			3,221,608

			66,016,652

	Principal Amount (000)		U.S. $ Value

Utility – 0.4%
Electric – 0.3%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)	U.S.$	487	$419,977
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(c)		1,040	743,795
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		920	672,152
Engie Energia Chile SA 3.40%, 01/28/2030(c)		981	796,633

			2,632,557

Other Utility – 0.1%
American Water Capital Corp. 3.45%, 06/01/2029		438	399,570

			3,032,127

Total Corporates - Investment Grade (cost $170,162,445)			150,184,678

MORTGAGE PASS-THROUGHS – 17.6%
Agency Fixed Rate 30-Year – 17.0%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		462	428,514
3.50%, 11/01/2049		616	571,398
Series 2020 3.50%, 01/01/2050		1,409	1,309,072
Series 2022 2.00%, 03/01/2052		6,433	5,276,181
2.50%, 04/01/2052		7,548	6,436,126
3.00%, 03/01/2052		4,150	3,672,219
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		18	18,646
Series 2007 5.50%, 07/01/2035		138	141,628
Series 2016 4.00%, 02/01/2046		1,018	986,108
Series 2017 4.00%, 07/01/2044		658	637,013
Series 2018 4.50%, 03/01/2048		327	321,347
4.50%, 10/01/2048		641	631,008
4.50%, 11/01/2048		975	960,093
5.00%, 11/01/2048		354	357,370
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		112	114,095
5.50%, 07/01/2033		211	215,272
Series 2004 5.50%, 02/01/2034		2	2,262
5.50%, 04/01/2034		52	52,855
5.50%, 05/01/2034		43	43,864
5.50%, 11/01/2034		197	201,995

	Principal Amount (000)			U.S. $ Value

Series 2005 5.50%, 02/01/2035	U.S.$	308		$315,224
Series 2006 5.50%, 04/01/2036		60		61,721
Series 2007 5.50%, 05/01/2036		3		2,964
5.50%, 09/01/2036		2		1,765
5.50%, 08/01/2037		76		78,339
Series 2008 5.50%, 08/01/2037		0	**	440
Series 2009 5.00%, 12/01/2039		11		11,085
Series 2010 4.00%, 12/01/2040		413		400,038
5.00%, 06/01/2040		10		10,549
Series 2012 3.50%, 02/01/2042		366		342,752
3.50%, 11/01/2042		3,788		3,544,680
3.50%, 01/01/2043		637		596,225
Series 2013 3.50%, 04/01/2043		2,187		2,048,361
4.00%, 10/01/2043		1,445		1,397,035
Series 2015 3.00%, 05/01/2045		530		479,104
3.00%, 08/01/2045		809		730,171
Series 2018 4.50%, 09/01/2048		1,387		1,364,305
Series 2019 3.50%, 08/01/2049		1,774		1,645,000
3.50%, 09/01/2049		679		629,487
3.50%, 11/01/2049		1,273		1,180,654
Series 2020 3.50%, 01/01/2050		1,299		1,204,508
Series 2021 2.00%, 07/01/2051		6,680		5,472,558
2.50%, 01/01/2052		2,111		1,801,574
Series 2022 2.50%, 03/01/2052		4,614		3,923,438
2.50%, 04/01/2052		4,917		4,187,914
2.50%, 05/01/2052		6,271		5,341,075
3.00%, 02/01/2052		5,117		4,528,037
3.00%, 03/01/2052		6,448		5,706,468
Government National Mortgage Association 4.00%, 01/01/2053, TBA		3,275		3,100,333
4.50%, 01/01/2053, TBA		7,442		7,221,132
Series 2016 3.00%, 04/20/2046		173		156,998
3.00%, 05/20/2046		501		454,243
Series 2023 3.00%, 01/01/2053, TBA		1,480		1,318,311
Uniform Mortgage-Backed Security Series 2023 2.00%, 01/01/2053, TBA		13,171		10,750,418
2.50%, 01/01/2053, TBA		16,798		14,241,628
3.00%, 01/01/2053, TBA		3,449		3,029,909
4.00%, 01/01/2053, TBA		5,776		5,421,979

				115,077,488

	Principal Amount (000)			U.S. $ Value

Agency Fixed Rate 15-Year – 0.6%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031	U.S.$	46		$43,318
2.50%, 11/01/2031		2,529		2,367,574
2.50%, 12/01/2031		12		11,489
Series 2017 2.50%, 01/01/2032		687		642,954
2.50%, 02/01/2032		616		576,436

				3,641,771

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2005 5.50%, 03/01/2025		17		17,178

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2006 4.595% (LIBOR 12 Month + 2.18%), 12/01/2036(e)		0	**	122
Series 2007 2.60% (LIBOR 12 Month + 2.10%), 03/01/2037(e)		0	**	360
Federal National Mortgage Association
Series 2007 1.835% (LIBOR 12 Month + 1.46%), 02/01/2037(e)		1		984
2.52% (LIBOR 12 Month + 1.80%), 03/01/2037(e)		0	**	446

				1,912

Total Mortgage Pass-Throughs (cost $126,858,328)				118,738,349

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.9%
Risk Share Floating Rate – 6.8%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 6.139% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		115		114,596
Series 2019-3A, Class M1B 5.989% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)		119		119,115
Series 2019-3A, Class M1C 6.339% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		300		297,259
Series 2021-1A, Class M1C 6.878% (SOFR + 2.95%), 03/25/2031(c) (e)		1,036		990,143
Series 2021-2A, Class M1B 5.428% (SOFR + 1.50%), 06/25/2031(c) (e)		1,892		1,816,824

	Principal Amount (000)		U.S. $ Value

Series 2021-3A, Class A2 4.928% (SOFR + 1.00%), 09/25/2031(c) (e)	U.S.$	1,894	$1,794,648
Series 2022-1, Class M1B 6.078% (SOFR + 2.15%), 01/26/2032(c) (e)		1,000	952,191
Connecticut Avenue Securities Trust Series 2022-R06, Class 1M1 6.678% (SOFR + 2.75%), 05/25/2042(c) (e)		1,464	1,482,735
Series 2022-R07, Class 1M1 6.894% (SOFR + 2.95%), 06/25/2042(c) (e)		1,975	1,992,265
Series 2021-R03, Class 1M1 4.778% (SOFR + 0.85%), 12/25/2041(c) (e)		1,843	1,807,761
Series 2022-R01, Class 1M2 5.828% (SOFR + 1.90%), 12/25/2041(c) (e)		2,306	2,189,626
Series 2022-R02, Class 2M1 5.128% (SOFR + 1.20%), 01/25/2042(c) (e)		1,739	1,700,394
Series 2022-R03, Class 1M2 7.428% (SOFR + 3.50%), 03/25/2042(c) (e)		1,545	1,563,855
Series 2022-R05, Class 2M2 6.928% (SOFR + 3.00%), 04/25/2042(c) (e)		1,206	1,167,843
Eagle Re Ltd. Series 2018-1, Class M2 7.389% (LIBOR 1 Month + 3.00%), 11/25/2028(c) (e)		217	217,587
Series 2021-2, Class M1B 5.978% (SOFR + 2.05%), 04/25/2034(c) (e)		650	632,938
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-DNA4, Class M1B 7.278% (SOFR + 3.35%), 05/25/2042(c) (e)		1,358	1,365,018
Series 2015-DNA1, Class M3 7.689% (LIBOR 1 Month + 3.30%), 10/25/2027(e)		272	274,954
Series 2020-DNA5, Class M2 6.728% (SOFR + 2.80%), 10/25/2050(c) (e)		595	599,682
Series 2021-DNA3, Class M2 6.028% (SOFR + 2.10%), 10/25/2033(c) (e)		779	763,427
Series 2021-DNA5, Class M2 5.578% (SOFR + 1.65%), 01/25/2034(c) (e)		609	601,046

	Principal Amount (000)		U.S. $ Value

Series 2021-DNA6, Class M2 5.428% (SOFR + 1.50%), 10/25/2041(c) (e)	U.S.$	2,513	$2,387,550
Series 2021-DNA7, Class M2 5.728% (SOFR + 1.80%), 11/25/2041(c) (e)		2,412	2,264,865
Series 2021-HQA4, Class M2 6.278% (SOFR + 2.35%), 12/25/2041(c) (e)		1,530	1,350,245
Series 2022-DNA1, Class M1A 4.928% (SOFR + 1.00%), 01/25/2042(c) (e)		904	880,660
Series 2022-DNA1, Class M1B 5.778% (SOFR + 1.85%), 01/25/2042(c) (e)		1,223	1,160,696
Series 2022-DNA2, Class M1B 6.328% (SOFR + 2.40%), 02/25/2042(c) (e)		1,717	1,669,678
Series 2022-DNA3, Class M1B 6.828% (SOFR + 2.90%), 04/25/2042(c) (e)		711	702,857
Series 2022-DNA5, Class M1B 8.428% (SOFR + 4.50%), 06/25/2042(c) (e)		2,274	2,377,282
Series 2022-DNA6, Class M1A 6.078% (SOFR + 2.15%), 09/25/2042(c) (e)		748	748,138
Series 2022-DNA7, Class M1A 6.428% (SOFR + 2.50%), 03/25/2052(c) (e)		2,005	2,011,645
Series 2022-HQA1, Class M1B 7.428% (SOFR + 3.50%), 03/25/2042(c) (e)		399	395,612
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.089% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		117	123,027
Series 2021-R02, Class 2M2 5.928% (SOFR + 2.00%), 11/25/2041(c) (e)		1,071	995,744
Home Re Ltd. Series 2021-2, Class M1B 5.528% (SOFR + 1.60%), 01/25/2034(c) (e)		1,162	1,133,965
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2024(e) (f)		45	43,358

	Principal Amount (000)		U.S. $ Value

Oaktown Re VII Ltd. Series 2021-2, Class M1A 5.528% (SOFR + 1.60%), 04/25/2034(c) (e)	U.S.$	1,767	$1,704,671
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 7.137% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)		720	688,791
Series 2019-3R, Class A 8.087% (LIBOR 1 Month + 3.70%), 11/27/2031(c) (e)		60	57,210
Series 2020-1R, Class A 6.737% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (f)		233	220,564
Radnor Re Ltd. Series 2019-1, Class M1B 6.339% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		909	898,442
Series 2019-2, Class M1B 6.139% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		116	115,824
Series 2020-1, Class M1A 5.339% (LIBOR 1 Month + 0.95%), 01/25/2030(c) (e)		96	95,732

Traingle Re Ltd. Series 2021-3, Class M1A 5.828% (SOFR + 1.90%), 02/25/2034(c) (e)		1,076	1,070,714
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.639% (LIBOR 1 Month + 5.25%), 11/25/2025(e) (f)		182	168,439
Series 2015-WF1, Class 2M2 9.889% (LIBOR 1 Month + 5.50%), 11/25/2025(e) (f)		46	43,154

			45,752,770

Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 4973, Class BI 4.50%, 05/25/2050(g)		5,227	1,097,998
Series 5015, Class BI 4.00%, 09/25/2050(g)		3,157	589,991
Series 5034, Class BI 4.50%, 11/25/2050(g)		4,332	948,004
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.32%, 05/28/2035		283	256,630

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(g)	U.S.$	6,802	$1,270,387

			4,163,010

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 1.782% (6.10% - LIBOR 1 Month), 12/15/2044(e) (h)		1,335	124,188
Series 4693, Class SL 1.832% (6.15% - LIBOR 1 Month), 06/15/2047(e) (h)		1,464	155,531
Series 4954, Class SL 1.661% (6.05% - LIBOR 1 Month), 02/25/2050(e) (h)		2,046	208,850
Series 4981, Class HS 1.711% (6.10% - LIBOR 1 Month), 06/25/2050(e) (h)		4,480	432,233
Federal National Mortgage Association REMICs Series 2011-131, Class ST 2.151% (6.54% - LIBOR 1 Month), 12/25/2041(e) (h)		780	99,068
Series 2016-106, Class ES 1.611% (6.00% - LIBOR 1 Month), 01/25/2047(e) (h)		1,352	135,638
Series 2017-73, Class SA 1.761% (6.15% - LIBOR 1 Month), 09/25/2047(e) (h)		1,711	201,451
Series 2017-97, Class LS 1.811% (6.20% - LIBOR 1 Month), 12/25/2047(e) (h)		1,362	149,734
Series 2017-97, Class SW 1.811% (6.20% - LIBOR 1 Month), 12/25/2047(e) (h)		1,242	129,514
Government National Mortgage Association Series 2017-43, Class ST 1.747% (6.10% - LIBOR 1 Month), 03/20/2047(e) (h)		1,741	183,125
Series 2017-65, Class ST 1.797% (6.15% - LIBOR 1 Month), 04/20/2047(e) (h)		1,550	178,591
Series 2017-134, Class SE 1.847% (6.20% - LIBOR 1 Month), 09/20/2047(e) (h)		852	79,100

			2,077,023

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.769% (LIBOR 1 MONTH + 0.38%), 12/25/2036(e)		850	300,827

	Principal Amount (000)		U.S. $ Value

HomeBanc Mortgage Trust Series 2005-1, Class A1 4.889% (LIBOR 1 Month + 0.50%), 03/25/2035(e)	U.S.$	150	$124,320
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 6.489% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (e)		189	181,230

			606,377

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		63	44,664
Series 2006-24CB, Class A16 5.75%, 08/25/2036		373	210,400
Series 2006-28CB, Class A14 6.25%, 10/25/2036		288	158,799
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		164	116,775
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		73	30,688

			561,326

Total Collateralized Mortgage Obligations (cost $54,688,906)			53,160,506

ASSET-BACKED SECURITIES – 5.1%
Other ABS - Fixed Rate – 2.7%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		2,090	1,666,951
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		338	328,189
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		368	352,479
Series 2022-X1, Class A 1.75%, 02/15/2027(c)		836	812,507
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(c)		509	477,180
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(c)		239	223,021
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		438	371,224
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)		637	519,505
Conn’s Receivables Funding LLC Series 2021-A, Class A 1.05%, 05/15/2026(c)		2	2,227

	Principal Amount (000)		U.S. $ Value

Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)	U.S.$	186	$170,140
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(c)		935	763,014
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(c)		1,941	1,608,626
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)		1,052	874,913
FREED ABS Trust Series 2021-2, Class C 1.94%, 06/19/2028(c)		1,760	1,708,526
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		631	535,588
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		780	717,898
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		480	410,892
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		826	740,472
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		1,998	1,583,609
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(c)		767	613,959
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(c)		620	492,541
Series 2021-CA, Class B 2.53%, 04/20/2062(c)		907	706,272
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		798	635,828
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(c)		639	637,963
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(c)		1,360	1,264,657

			18,218,181

Autos - Fixed Rate – 1.9%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(c)		496	494,474
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class D 4.56%, 03/20/2024(c)		764	760,966

	Principal Amount (000)		U.S. $ Value

Series 2018-1A, Class A 3.70%, 09/20/2024(c)	U.S.$	1,700	$1,683,157
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		1,680	1,651,636
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		775	749,324
Series 2021-N4, Class D 2.30%, 09/11/2028		793	720,011
Series 2021-P4, Class D 2.61%, 09/11/2028		989	780,155
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)		1,350	1,236,634
Series 2022-A, Class C 2.17%, 04/16/2029(c)		1,373	1,281,844
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)		508	483,005
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		1,390	1,208,298
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(c)		690	670,886
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(c)		1,271	1,241,237

			12,961,627

Credit Cards - Fixed Rate – 0.5%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(c)		1,021	1,009,923
Series 2022-1, Class A 4.63%, 07/15/2025(c)		1,888	1,828,052
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(c)		400	387,324

			3,225,299

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 4.989% (LIBOR 1 Month + 0.60%), 04/25/2034(e)		38	36,322

Total Asset-Backed Securities (cost $38,324,078)			34,441,429

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.6%
Non-Agency Floating Rate CMBS – 2.0%
AREIT Trust Series 2022-CRE6, Class A 5.076% (SOFR + 1.25%), 01/16/2037(c) (e)	U.S.$	3,030	$2,893,801
Ashford Hospitality Trust Series 2018-KEYS, Class A 5.318% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (e)		792	762,427
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.318% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)		2,435	2,293,635
BBCMS Mortgage Trust Series 2020-BID, Class A 6.458% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (e)		1,998	1,928,265
BFLD Trust Series 2021-FPM, Class A 5.918% (LIBOR 1 Month + 1.60%), 06/15/2038(c) (e)		2,976	2,838,516
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.218% (LIBOR 1 Month + 1.90%), 04/15/2034(c) (e)		207	193,948
Series 2019-IMC, Class E 6.468% (LIBOR 1 Month + 2.15%), 04/15/2034(c) (e)		839	784,785
CLNY Trust Series 2019-IKPR, Class D 6.343% (LIBOR 1 Month + 2.02%), 11/15/2038(c) (e)		1,450	1,340,959
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 5.928% (SOFR + 2.00%), 01/25/2051(c) (e)		182	170,536
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.818% (LIBOR 1 MONTH + 1.5%), 07/15/2036(c) (e)		666	637,117

			13,843,989

Non-Agency Fixed Rate CMBS – 1.6%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)		740	460,886
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		211	195,600

	Principal Amount (000)		U.S. $ Value

Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046	U.S.$	1,140	$1,131,545
Commercial Mortgage Trust Series 2012-CR3, Class E 4.727%, 10/15/2045(c)		889	523,107
Series 2013-SFS, Class A1 1.873%, 04/12/2035(c)		49	48,776
Series 2015-LC21, Class XA 0.655%, 07/10/2048(g)		2,081	26,497
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.154%, 08/10/2044(c)		28	11,399
Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		785	780,105
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(f) (i)		1,185	1,100,656
Series 2021-1, Class A2 2.435%, 08/15/2026(f) (i)		1,801	1,694,509
Series 2021-1, Class AS 2.638%, 08/15/2026(f) (i)		59	53,530
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		1,690	1,566,360
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.548%, 08/15/2046(c)		472	244,398
Series 2014-C22, Class XA 0.799%, 09/15/2047(g)		5,103	47,875
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class E 4.964%, 05/15/2045(c)		712	576,504
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		147	64,475
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		310	309,903
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class D 3.25%, 12/15/2047(c)		603	510,992
Series 2015-C25, Class XA 1.044%, 10/15/2048(g)		1,912	37,291
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.386%, 11/15/2049		1,030	896,752

	Principal Amount (000)		U.S. $ Value

WF-RBS Commercial Mortgage Trust Series 2014-C24, Class AS 3.931%, 11/15/2047	U.S.$	356	$338,967

			10,620,127

Total Commercial Mortgage-Backed Securities (cost $26,895,264)			24,464,116

COLLATERALIZED LOAN OBLIGATIONS – 3.1%
CLO - Floating Rate – 3.1%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 5.443% (LIBOR 3 Month + 1.20%), 07/20/2034(c) (e)		1,472	1,435,475
Dryden 78 CLO Ltd. Series 2020-78A, Class C 6.029% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (e)		1,260	1,186,163
Elevation CLO Ltd. Series 2020-11A, Class C 6.279% (LIBOR 3 Month + 2.20%), 04/15/2033(c) (e)		1,080	983,523
Elmwood CLO IX Ltd. Series 2021-2A, Class A 5.373% (LIBOR 3 Month + 1.13%), 07/20/2034(c) (e)		1,500	1,463,590
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 5.337% (LIBOR 3 Month + 1.11%), 07/19/2034(c) (e)		1,130	1,102,368
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 5.313% (LIBOR 3 Month + 1.07%), 04/20/2034(c) (e)		1,491	1,448,025
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 5.209% (LIBOR 3 Month + 1.13%), 07/17/2035(c) (e)		1,729	1,689,993
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 7.593% (LIBOR 3 Month + 3.35%), 10/20/2034(c) (e)		250	230,391
OCP CLO Ltd. Series 2020-18A, Class AR 5.333% (LIBOR 3 Month + 1.09%), 07/20/2032(c) (e)		1,954	1,910,686
Pikes Peak CLO 8 Series 2021-8A, Class A 5.413% (LIBOR 3 Month + 1.17%), 07/20/2034(c) (e)		1,907	1,862,647

	Principal Amount (000)		U.S. $ Value

Rad CLO 7 Ltd. Series 2020-7A, Class C 6.079% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (e)	U.S.$	570	$540,781
Rad CLO 11 Ltd. Series 2021-11A, Class D 6.979% (LIBOR 3 Month + 2.90%), 04/15/2034(c) (e)		950	887,995
Regatta XX Funding Ltd. Series 2021-2A, Class A 5.239% (LIBOR 3 Month + 1.16%), 10/15/2034(c) (e)		2,924	2,842,471
Rockford Tower CLO Ltd.
Series 2021-1A, Class D 7.243% (LIBOR 3 Month + 3.00%), 07/20/2034(c) (e)		1,883	1,732,647
Series 2021-2A, Class A1 5.403% (LIBOR 3 Month + 1.16%), 07/20/2034(c) (e)		1,310	1,272,182
Voya CLO Ltd. Series 2019-1A, Class DR 6.929% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (e)		480	416,422

Total Collateralized Loan Obligations (cost $21,888,048)			21,005,359

U.S. TREASURY BILLS – 2.5%
United States – 2.5%
U.S. Treasury Bill Zero Coupon, 05/18/2023 (cost $16,932,212)		17,223	16,929,708

CORPORATES - NON-INVESTMENT GRADE – 1.8%
Industrial – 1.4%
Capital Goods – 0.1%
TK Elevator Midco GmbH 4.375%, 07/15/2027(c)	EUR	331	314,082

Communications - Media – 0.5%
Altice Financing SA 3.00%, 01/15/2028(c)		540	455,740
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(c)	U.S.$	348	288,151
4.50%, 06/01/2033(c)		1,243	957,209
4.75%, 02/01/2032(c)		260	210,785
DISH DBS Corp. 5.75%, 12/01/2028(c)		996	795,575
Summer BC Holdco B SARL 5.75%, 10/31/2026(c)	EUR	540	493,059
VZ Vendor Financing II BV 2.875%, 01/15/2029(c)		540	444,850

			3,645,369

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(c)	EUR	259	$208,667
Lorca Telecom Bondco SA 4.00%, 09/18/2027(c)		540	516,695

			725,362

Consumer Cyclical - Automotive – 0.2%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	759	703,183
Ford Motor Credit Co. LLC 7.35%, 11/04/2027		330	338,151

			1,041,334

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(c)		1,545	1,258,696
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(c)		993	998,660

			2,257,356

Consumer Cyclical - Other – 0.0%
NH Hotel Group SA 4.00%, 07/02/2026(c)	EUR	190	186,767

Consumer Non-Cyclical – 0.1%
IQVIA, Inc. 2.25%, 03/15/2029(c)		310	278,905
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(c)		320	299,383

			578,288

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(c)		540	495,729

Technology – 0.0%
Playtech PLC 4.25%, 03/07/2026(c)		310	312,165

			9,556,452

Financial Institutions – 0.3%
Banking – 0.3%
Credit Suisse Group AG 6.375%, 08/21/2026(c) (d)	U.S.$	355	255,667
7.50%, 07/17/2023(c) (d)		2,366	1,904,725

			2,160,392

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (d)		648	590,724

Total Corporates - Non-Investment Grade (cost $14,855,450)			12,307,568

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.0%
United States – 1.0%
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023	U.S.$	1,000	$982,241
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		1,634	1,422,671
State of California Series 2010 7.625%, 03/01/2040		2,040	2,576,277
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		529	474,364
University of California Series 2021-B 3.071%, 05/15/2051		2,070	1,384,936

Total Local Governments - US Municipal Bonds (cost $7,340,500)			6,840,489

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Basic – 0.1%
CSN Resources SA 4.625%, 06/10/2031(c)		293	231,342
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		189	162,516

			393,858

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		1,025	981,629
6.95%, 01/17/2028(c)		537	535,087
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		417	500

			1,517,216

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		645	537,890

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		730	616,770

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(c)		564	492,196

			3,557,930

	Principal Amount (000)		U.S. $ Value

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(f)	U.S.$	117	$108,944

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (j)		396	7,908

Total Emerging Markets - Corporate Bonds (cost $4,842,847)			3,674,782

	Shares

COMMON STOCKS – 0.4%
Financials – 0.4%
Insurance – 0.4%
Mt. Logan Re Ltd. (Preference Shares)(i) (k) (l)		2,267	2,025,520
Mt. Logan Re Ltd. (Special Investment)(i) (k) (l)		717	608,423

Total Common Stocks (cost $2,266,850)			2,633,943

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 0.4%
Dominican Republic – 0.3%
Dominican Republic International Bond 4.875%, 09/23/2032(c)	U.S.$	1,919	1,586,533

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(c)		1,070	739,838

Total Emerging Markets - Sovereigns (cost $2,951,031)			2,326,371

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Indonesia – 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(c)		447	438,982

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(c)		1,685	1,312,510
4.688%, 05/15/2029(c)		478	420,580

			1,733,090

Total Quasi-Sovereigns (cost $2,608,883)			2,172,072

	Principal Amount (000)		U.S. $ Value

AGENCIES – 0.3%
Agency Debentures – 0.3%
Federal Home Loan Banks 2.50%, 02/13/2024	U.S.$	1,465	$1,428,712
Federal National Mortgage Association 6.25%, 05/15/2029		355	397,686
6.625%, 11/15/2030		260	304,893

Total Agencies (cost $2,224,771)			2,131,291

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $693,998)		696	515,823

SHORT-TERM INVESTMENTS – 4.2%
U.S. Treasury Bills – 3.0%
U.S. Treasury Bill Zero Coupon, 11/02/2023 (cost $20,375,763)		21,167	20,364,915

	Shares

Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(m) (n) (o) (cost $7,758,995)		7,758,995	7,758,995

Total Short-Term Investments (cost $28,134,758)			28,123,910

Total Investments – 106.8% (cost $795,493,790)(p)			721,867,684
Other assets less liabilities – (6.8)%			(45,699,466)

Net Assets – 100.0%			$676,168,218

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	45	March 2023	$5,640,469	$(95,979)
U.S. T-Note 2 Yr (CBT) Futures	156	March 2023	31,992,187	37,643
U.S. T-Note 5 Yr (CBT) Futures	92	March 2023	9,929,531	(61,791)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	21	March 2023	23,275,373	459,290

				$339,163

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	JPY	445	USD	3	02/09/2023	$(188)
UBS AG	EUR	6,562	USD	6,927	02/27/2023	(122,985)

						$(123,173)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.85%	USD	18,053	$(133,188)	$510,475	$(643,663)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	4,950	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	$652,186	$—	$652,186

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	4	$(1,085)	$(664)	$(421)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,550)	(759)	(791)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	16	(3,874)	(1,498)	(2,376)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(5,425)	(2,487)	(2,938)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	27	(6,509)	(3,360)	(3,149)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	31	(7,595)	(4,303)	(3,292)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	28	(6,819)	(3,438)	(3,381)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	27	(6,664)	(3,214)	(3,450)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(7,750)	(3,861)	(3,889)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(7,750)	(3,738)	(4,012)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	73	(17,979)	(8,242)	(9,737)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	322	(78,888)	(37,195)	(41,693)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	403	(98,572)	(29,678)	(68,894)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(775)	(368)	(407)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	159	(38,902)	(11,993)	(26,909)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	205	(50,216)	(15,810)	(34,406)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	246	$(60,135)	$(13,615)	$(46,520)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	18	(4,340)	(2,506)	(1,834)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	20	(4,804)	(2,342)	(2,462)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	29	(6,974)	(3,108)	(3,866)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	29	(6,975)	(2,619)	(4,356)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	29	(6,974)	(2,420)	(4,554)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	176	(43,087)	(20,640)	(22,447)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	170	(41,537)	(13,645)	(27,892)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	386	(94,542)	(41,110)	(53,432)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	386	(94,542)	(41,094)	(53,448)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	602	(147,237)	(42,790)	(104,447)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	37	(9,144)	(3,392)	(5,752)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	87	(21,389)	(10,376)	(11,013)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	214	(52,385)	(24,638)	(27,747)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	234	(57,190)	(15,331)	(41,859)

						$(991,608)	$(370,234)	$(621,374)

*	Termination date

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $185,882,566 or 27.5% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.74% of net assets as of December 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$1,150,410	$1,100,656	0.16%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	1,844,184	1,694,509	0.25%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	60,198	53,530	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,798,409	1,566,360	0.23%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 8.639%, 11/25/2024	11/06/2015	44,796	43,358	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 6.737%, 02/27/2023	02/11/2020	233,180	220,564	0.03%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	117,000	108,944	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.639%, 11/25/2025	09/28/2015	182,113	168,439	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 9.889%, 11/25/2025	09/28/2015	45,476	43,154	0.01%

(g)	IO - Interest Only.
(h)	Inverse interest only security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2022.
(k)	Fair valued by the Adviser.
(l)	Non-income producing security.
(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,698,218 and gross unrealized depreciation of investments was $(77,721,185), resulting in net unrealized depreciation of $(74,022,967).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$242,217,290	$—	$242,217,290
Corporates - Investment Grade	—	150,184,678	—	150,184,678
Mortgage Pass-Throughs	—	118,738,349	—	118,738,349
Collateralized Mortgage Obligations	—	53,160,506	—	53,160,506
Asset-Backed Securities	—	34,441,429	—	34,441,429
Commercial Mortgage-Backed Securities	—	21,615,421	2,848,695	24,464,116
Collateralized Loan Obligations	—	21,005,359	—	21,005,359
U.S. Treasury Bills	—	16,929,708	—	16,929,708
Corporates - Non-Investment Grade	—	12,307,568	—	12,307,568
Local Governments - US Municipal Bonds	—	6,840,489	—	6,840,489
Emerging Markets - Corporate Bonds	—	3,674,782	—	3,674,782
Common Stocks	—	—	2,633,943	2,633,943
Emerging Markets - Sovereigns	—	2,326,371	—	2,326,371
Quasi-Sovereigns	—	2,172,072	—	2,172,072
Agencies	—	2,131,291	—	2,131,291
Governments - Sovereign Bonds	—	515,823	—	515,823
Short-Term Investments:
U.S. Treasury Bills	—	20,364,915	—	20,364,915
Investment Companies	7,758,995	—	—	7,758,995

Total Investments in Securities	7,758,995	708,626,051	5,482,638	721,867,684
Other Financial Instruments(a):
Assets:
Futures	496,933	—	—	496,933
Centrally Cleared Interest Rate Swaps	—	652,186	—	652,186
Liabilities:
Futures	(157,770)	—	—	(157,770)
Forward Currency Exchange Contracts	—	(123,173)	—	(123,173)
Centrally Cleared Credit Default Swaps	—	(133,188)	—	(133,188)
Credit Default Swaps	—	(991,608)	—	(991,608)

Total	$8,098,158	$708,030,268	$5,482,638	$721,611,064

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

Portfolio	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,114	$50,804	$50,159	$7,759	$45